Group Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Total assets	$ 1,570,644	$ 1,375,290	$ 1,326,790
Total liabilities	660,553	564,726
Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	142,300	150,900
Total liabilities	$ 85,700	$ 100,400